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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 28-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ J. SITLANI            San Diego, California      02/14/07
   -------------------------------   ---------------------   -------------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    9
                                        --------------------

Form 13F Information Table Value Total:          $ 6,764,820
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed seperately with the Commission.

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE

                                TITLE                   VALUE   SHARES/     SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN CALL DSCRETN   MANAGERS     SOLE     SHARED  NONE
--------------------         --------- ---------   -----------  ----------  --- ---- ------- ----------- ----------  ------  ----
ConAgra Foods, Inc.              COM   205887102   $   290,018  10,741,400  SH       SOLE                10,741,400
Prudential Financial, Inc.       COM   744320102   $ 1,796,511  20,923,720  SH       SOLE                20,923,720
National Semiconductor Corp.     COM   637640103   $   776,866  34,223,161  SH       SOLE                34,223,161
Baxter International Inc.        COM   071813109   $ 1,239,511  26,719,365  SH       SOLE                26,719,365
Sovereign Bancorp Inc.           COM   845905108   $   799,153  31,475,098  SH       SOLE                31,475,098
Ceridian Corp.                   COM   156779100   $   187,512   6,701,649  SH       SOLE                 6,701,649
UnumProvident Corporation        COM   91529Y106   $   298,624  14,370,721  SH       SOLE                14,370,721
The Home Depot, Inc.             COM   437076102   $ 1,028,951  25,621,299  SH       SOLE                25,621,299
SPDR Trust Series 1              COM   78462F103   $   347,674   2,453,768  SH       SOLE                 2,453,768

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